Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000199771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 9,991	$ 10,385	$ 10,906	$ 10,648	$ 11,678	$ 10,717	$ 11,073	$ 11,759	$ 11,663	$ 12,605
C000038359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		9,891	10,178	10,576	10,219	11,099	10,071	10,297	10,820	10,691	11,531
C000011313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		9,981	10,362	10,865	10,603	11,610	10,630	10,978	11,639	11,517	12,440
C000038358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,575		9,534	9,893	10,357	10,083	11,024	10,079	10,393	11,003	10,871	11,725
C000011316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,991	10,383	10,898	10,636	11,668	10,694	11,044	11,722	11,621	12,565
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 9,951	$ 10,107	$ 10,785	$ 11,264	$ 11,734	$ 10,728	$ 11,070	$ 11,425	$ 11,553	$ 12,365
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark